Discontinued Operations/ Assets Held for Sale - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Impairment expense related to write down of asset held for sale	$ 3,100,000
Assets Held for Sale	2,138,000	2,279,000
Liabilities Related to Assets Held for Sale	$ 100,000	$ 100,000